Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services
Net revenue (notes 6 and 24)	€ 4,933,118	€ 5,340,038	€ 5,098,691
Assets by geographical area	19,233,835	15,274,776	15,542,611
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	467,694	454,369	1,175,072
Spain.
Disclosure of products and services
Net revenue (notes 6 and 24)	362,407	339,169	268,287
Assets by geographical area	1,092,435	1,117,647	2,764,054
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	71,022	93,787	183,891
Rest of European Union
Disclosure of products and services
Net revenue (notes 6 and 24)	544,042	495,323	588,375
Assets by geographical area	5,393,407	2,927,198	3,425,874
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	91,388	92,873	181,736
USA and Canada.
Disclosure of products and services
Net revenue (notes 6 and 24)	3,154,549	3,599,746	3,390,811
Assets by geographical area	10,525,140	9,138,360	9,059,674
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	295,526	253,442	787,586
Rest of the world
Disclosure of products and services
Net revenue (notes 6 and 24)	872,120	905,800	851,218
Assets by geographical area	2,222,853	2,091,571	293,009
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 9,758	€ 14,267	€ 21,859